Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 2,702	R 2,363	R 2,324
Loss/(gain) recognised in other comprehensive income	(247)	(251)	(55)
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	379	523	495
Loss/(gain) recognised in other comprehensive income	378	137	137
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	10,608	10,836	10,162
Loss/(gain) recognised in other comprehensive income	1,329	1,819	2,081
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(8,524)	(9,640)	(8,998)
Loss/(gain) recognised in other comprehensive income	(823)	(1,559)	(3,575)
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	239	644	665
Loss/(gain) recognised in other comprehensive income	R (1,131)	R (648)	R 1,302